Divestitures - Assets Held for Sale (Detail) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets of Disposal Group, Including Discontinued Operation [Abstract]
Property, plant and equipment	0	21,193
Accounts receivable and prepaid expenses	0	2,734
Total assets held for sale, current	0	23,927
Liabilities of Disposal Group, Including Discontinued Operation [Abstract]
Accounts payable and accrued liabilities	0	1,471